SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 06, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares related to retention plan associated with acquisition and other share-based compensation			$ 672
Weighted average fair value of options granted		$ 3.41	$ 3.33	$ 4.94
Weighted average fair value of options vested		$ 4.27	$ 2.45	$ 4.80
Total intrinsic value of options exercised during the period		$ 1,215	$ 361	$ 3,430
Unrecognized compensation costs related to non-vested share-based compensation		$ 5,657
Unrecognized compensation cost, period for recognition		2 years 1 month 6 days
Issuance of ordinary shares, net of issuance expenses		$ 20,830
Weighted average fair value of RSUs granted		$ 7.32	$ 8.06
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of warrants, shares				19,701
Proceeds from exercise of warrants				$ 10
Number of warrants expired				7,881
Number of warrants outstanding		0	0
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants outstanding		812,000	436,000
Chairman and Chief Executive officer [Member] | RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved and available for future grants		40,000
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares		100.00%
Purchase price of common stock, for 10% or greater interest shareholders, expressed as a percentage of its fair market value.		110.00%
Vesting period of options		3 years
Expiration period of options		6 years
Number of ordinary shares reserved for issuance in stock option plans		4,850,675
Additional number of ordinary shares reserved for issuance in stock option plans		397,435
Ordinary shares reserved and available for future grants		6,757
Non Qualified Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options, as a percent of fair market value of ordinary shares		75.00%
Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares related to retention plan associated with acquisition and other share-based compensation, shares			76,616
Issuance of shares related to retention plan associated with acquisition and other share-based compensation			$ 8
Issuance of ordinary shares, net of issuance expenses	$ 20,830	$ 388
Issuance of ordinary shares, net of issuance expenses, shares	3,407,450	3,407,450
Number of ordinary shares issued to the underwriter upon full exercise of its over-allotment option	444,450
Purchase price per share	$ 6.75